Commitments and Contingencies (Details Narrative)														1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 29, 2023 USD ($) shares	Feb. 28, 2023 USD ($)	Feb. 20, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 23, 2022 USD ($)	Aug. 26, 2022 USD ($)	Mar. 07, 2022 USD ($)	Dec. 15, 2021 USD ($)	Dec. 15, 2020 USD ($) shares	Jan. 09, 2020 USD ($)	Apr. 18, 2019 USD ($) $ / shares shares	Jan. 18, 2019 USD ($) ft²	Dec. 15, 2015 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 12, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Mar. 10, 2023 shares	May 10, 2022 $ / shares
Loss Contingencies [Line Items]
Milestone payment description		On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the L&F License or any other remedies, for non-payment of the First Milestone Payment, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (“Waiver B”).
Cash payment			$ 398,000
Reclassification shares of common stock | shares				65,783										65,783	65,783	0			65,783	65,783
Reclassification shares of common stock value classified as temporary to permanent equity				$ 331,331										$ 331,331	$ 331,331				$ 331,331	$ 331,331
Financial Designation, Predecessor and Successor [Fixed List]				Successor										Successor		Successor	Predecessor	Predecessor	Successor		Predecessor
Operating lease asset amortization																$ 38,415
License agreements up front cash payment													$ 200,000
Aggregate milestone cash payments								$ 500,000	$ 1,500,000	$ 1,000,000	$ 22,500,000		21,500,000
Second license agreement milestone													2,500,000
Aggregate common stock shares | shares				9,016,139										9,016,139	9,016,139	9,211,922			9,016,139	9,016,139
Aggregate common stock exercise price share | $ / shares				$ 11.50										$ 11.50	$ 11.50				$ 11.50	$ 11.50
Fair value of grant date excerisable													$ 766,384
License agreements payable upon commencement of Phase 2a										500,000
License agreements payable										500,000
Cash payment exercise price withheld										$ 351,579
Aggregate milestone cash payments, description											the first milestone payment of $200,000 is triggered by the submission of an investigational new drug application for the first indication of a therapeutic licensed product). ZyVersa is required to pay sales royalties to InflamaCORE between 5% and 10%, which expire upon the latest of: (a) expiration of the last-to-expire of a patent or (b) expiration of regulatory exclusivity, as defined in the agreement. ZyVersa is required to pay sales royalties to the University of Miami between 3% and 6%.
Aggregate common stock shares | shares																						5,000
Operating lease rent expense																				$ 7,795
Warrant [Member]
Loss Contingencies [Line Items]
Aggregate common stock exercise price share | $ / shares				$ 11.50										$ 11.50	$ 11.50				$ 11.50	$ 11.50
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of product sales													5.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of product sales													10.00%
Predecessor [Member]
Loss Contingencies [Line Items]
Reclassification shares of common stock | shares																					331,331
Reclassification shares of common stock value classified as temporary to permanent equity																					$ 331,331
Number of operating lease square feet | ft²												3,500
Sublease base rent												$ 89,000
Lease base rent lease commitment												497,000
Financial Designation, Predecessor and Successor [Fixed List]																	Predecessor	Predecessor			Predecessor
Operating lease rent expense																	$ 38,141
License agreements up front cash payment											$ 346,321
Aggregate common stock shares | shares																					24,167,257
Fair value of grant date excerisable											$ 815,822
Fair value of excerisable period													period of five years
Aggregate common stock shares | shares											400,000
Sublease base rent lease commitment												$ 497,000
Operating lease rent expense																		$ 148,881			$ 148,125
Predecessor [Member] | Research and Development Expense [Member]
Loss Contingencies [Line Items]
Fair value of grant date excerisable											$ 460,000		$ 306,411
Common stock fair value											$ 200,000
Predecessor [Member] | Warrant [Member]
Loss Contingencies [Line Items]
Aggregate common stock shares | shares											600,000		878,947
Aggregate common stock exercise price share | $ / shares											$ 2.30		$ 1.00										$ 3.20
Fair value of grant date excerisable															$ 153,324
Aggregate common stock shares | shares				351,578					175,789				351,579	351,578	351,578			6,406,210	351,578	351,578
Aggregate common stock shares | shares											1,000,000
License Agreement [Member] | L&F Research LLC [Member]
Loss Contingencies [Line Items]
Milestone payments					$ 1,500,000	$ 1,500,000	$ 1,500,000
License Agreement [Member] | L&F Research LLC [Member] | Waiver B [Member]
Loss Contingencies [Line Items]
Net proceeds from issuance of equity capital		$ 30,000,000
License Agreement [Member] | L&F Research LLC [Member] | Waiver A [Member]
Loss Contingencies [Line Items]
Reclassification shares of common stock | shares	65,783
Reclassification shares of common stock value classified as temporary to permanent equity	$ 331,331
Waiver A [Member]
Loss Contingencies [Line Items]
Debt forgiveness	351,579	351,579
Cash payment	$ 648,421	$ 648,421
Maturity date		Mar. 31, 2023
Waiver B [Member]
Loss Contingencies [Line Items]
Cash payment		$ 500,000
Maturity date		Jan. 31, 2024